Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
	Interest Income	Net Interest Income	Net Income (Loss)	Basic Earnings (loss) per Common Share	Diluted Earnings (loss) per Common Share
2019
First quarter (1)(2)	$24,584	$21,719	$9,669	$0.61	$0.57
Second quarter (1)(9)	24,926	21,741	8,660	0.55	0.51
Third quarter (3)(9)	24,023	20,418	7,708	0.48	0.46
Fourth quarter (4)	24,521	21,222	7,841	0.48	0.47
2018
First quarter (2)(5)	$15,924	$14,772	$6,989	$0.65	$0.55
Second quarter (6)(7)(8)(9)	16,160	14,766	3,014	0.26	0.24
Third quarter (8)(9)(10)	17,886	15,824	(3,433)	(0.31)	(0.31)
Fourth quarter (10)	23,707	20,745	7,569	0.48	0.45

(1)	Interest income and net interest income increased due to increased volume and rate on loans, non-taxable securities and interest-bearing deposits in other banks.
(2)	Net income increased due to fees on tax refund processing program.
(3)	Interest income and net interest income decreased due to a decrease in rate on interest earning assets and an increase on rate on interest-bearing liabilities.
(4)	Interest income and net interest income increased due to an increase in loan volume and a decrease in rate on interest-bearing liabilities.
(5)	Interest income and net interest income increased due to volume and rate increases on interest-bearing deposits in other banks.
(6)	Interest income increased due to increases in loan volume and rate.
(7)	Net interest income decreased due to increased volume and rate on FHLB overnight borrowings.
(8)	Net income decreased due to merger related expenses.
(9)	Net income decreased due to a decrease in fees on the tax refund program.
(10)	Interest income and net interest income increased due to increased volume in earning assets.